CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 18,014	$ 23,712
Receivables, net of allowances	277,926	202,024
Inventories	219,133	201,591
Prepaid and other current assets	20,824	14,038
Total current assets	535,897	441,365
Property, plant and equipment, net	236,067	211,832
Goodwill	906,766	910,088
Intangible assets, net	297,397	338,510
Other non-current assets	7,229	2,980
Total assets	1,983,356	1,904,775
Current liabilities:
Accounts payable	127,103	98,826
Accrued compensation and employee benefits	36,988	30,289
Accrued expenses and other current liabilities	53,054	21,950
Total current liabilities	217,145	151,065
Long-term debt	687,543	3,742
Deferred income taxes	93,138	96,985
Other long-term liabilities	20,770	12,949
Other liabilities including long term debt		16,691
Total liabilities	1,018,596	264,741
Stockholders' equity:
Common Stock	773
Additional paid-in capital	967,044
Retained earnings	33,257
Net parent investment in Apergy	1,001,074	1,661,700
Accumulated other comprehensive loss	(38,527)	(26,415)
Total stockholders' equity	962,547	1,635,285
Noncontrolling interest	2,213	4,749
Total equity	964,760	1,640,034
Total liabilities and equity	$ 1,983,356	1,904,775
Pro Forma
Stockholders' equity:
Common Stock		774
Additional paid-in capital		948,337
Accumulated other comprehensive loss		(30,495)
Total stockholders' equity		918,616
Noncontrolling interest		4,749
Total equity		$ 923,365